Other Income and Other Expense - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Income And Expenses [Abstract]
Capital gain on disposal of asset	€ 1,595
VAT relief	951	€ 1,169	€ 1,475
Reimbursements	698	935	2,875
Gain on disposals of property, plant and equipment	4,522	3	4
Proceeds from sale of photovoltaic energy	1,765
Proceeds from sale of capital gain on disposal of asset	2,773
Rental income	597
Other expense	€ 497	€ 260	€ 457